Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Summary of Deposits
Deposits at December 31, 2013 and 2012 consisted of the following:

	2013	2012
	(Amounts in thousands)

Demand deposits, noninterest-bearing	$35,986	$30,342
Demand deposits, interest-bearing	29,197	21,249
Money market deposits	93,743	84,946
Savings deposits	224,486	230,621
Time deposits of $100,000 or more	106,713	109,941
Other time deposits	131,427	138,356
Brokered time deposits	5,216	21,752
Total deposits	$626,768	$637,207

Scheduled maturities of certificates of deposit
Scheduled maturities of certificates of deposit at December 31, 2013 are as follows:

Years Ending December 31,	(Amounts in thousands)

2014	$126,885
2015	60,342
2016	30,445
2017	13,608
2018	12,063
Thereafter	13
Total	$243,356